Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Fair Value	$ 1,115,583,216	$ 973,898,628
Markel Group Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	114,323	121,958
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 97,156,045	$ 95,119,536
EBP, Investment, Purchased, Number of Shares	8,556	10,745
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 16,445,743	$ 16,716,556
EBP, Investment, Sold, Number of Shares	16,192	13,387
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	$ 14,409,235	$ 11,408,552
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	31,288,052	20,798,394
Fair Value, Inputs, Level 1 [Member] | Markel Group Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Fair Value	$ 245,758,017	$ 210,533,330